AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 89.1%
Financials – 15.5%
Banks – 6.6%
Bank Leumi Le-Israel BM	14,102	$77,758
DBS Group Holdings Ltd.	4,900	63,936
Hang Seng Bank Ltd.	2,900	49,408
KBC Group NV	1,283	58,216
Oversea-Chinese Banking Corp., Ltd.	7,628	46,218
Royal Bank of Canada	950	58,844

		354,380

Capital Markets – 3.7%
Euronext NV(a)	562	41,382
Partners Group Holding AG	131	89,691
Singapore Exchange Ltd.	11,000	70,845

		201,918

Insurance – 5.2%
Admiral Group PLC	2,970	81,794
Allianz SE (REG)	227	38,658
Sampo Oyj - Class A	2,050	59,140
Swiss Re AG	473	36,420
Zurich Insurance Group AG	178	62,533

		278,545

		834,843

Information Technology – 13.1%
IT Services – 3.2%
Amadeus IT Group SA - Class A	1,467	69,050
Capgemini SE	622	51,976
Otsuka Corp.	1,200	51,157

		172,183

Software – 9.1%
Avast PLC(a)	11,200	54,149
Check Point Software Technologies Ltd.(b)	760	76,410
Constellation Software, Inc./Canada	130	118,150
Nice Ltd.(b)	489	70,707
Oracle Corp. Japan	1,300	113,390
SAP SE	531	59,285

		492,091

Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co., Ltd.	740	28,772
Samsung Electronics Co., Ltd. (GDR)(a)	15	14,837

		43,609

		707,883

Industrials – 13.1%
Aerospace & Defense – 1.5%
Airbus SE	321	20,699
BAE Systems PLC	4,846	31,136
MTU Aero Engines AG	175	25,304

		77,139

Company	Shares	U.S. $ Value

Air Freight & Logistics – 2.1%
Kuehne & Nagel International AG	327	$44,544
SG Holdings Co., Ltd.	2,900	69,074

		113,618

Commercial Services & Supplies – 1.2%
Secom Co., Ltd.	800	66,166

Professional Services – 8.3%
Experian PLC	2,353	65,393
Intertek Group PLC	510	29,797
Intertrust NV(a)	2,603	32,765
Meitec Corp.	1,200	47,588
RELX PLC	6,999	149,376
Wolters Kluwer NV	1,741	123,235

		448,154

		705,077

Consumer Staples – 11.3%
Food & Staples Retailing – 1.7%
Koninklijke Ahold Delhaize NV	4,048	94,305

Food Products – 4.6%
Danone SA	467	29,887
Morinaga & Co., Ltd./Japan	1,100	45,030
Nestle SA (REG)	1,060	108,510
Salmar ASA	1,901	62,893

		246,320

Personal Products – 0.7%
Unilever PLC	798	40,243

Tobacco – 4.3%
British American Tobacco PLC	1,614	54,981
Philip Morris International, Inc.	1,271	92,732
Swedish Match AB	1,470	83,231

		230,944

		611,812

Health Care – 10.3%
Health Care Providers & Services – 0.8%
Galenica AG(a)	620	42,304

Pharmaceuticals – 9.5%
Astellas Pharma, Inc.	6,200	95,526
GlaxoSmithKline PLC	4,330	81,249
Novo Nordisk A/S - Class B	1,539	91,903
Roche Holding AG	626	201,411
Sanofi	519	44,932

		515,021

		557,325

Consumer Discretionary – 7.4%
Hotels, Restaurants & Leisure – 3.4%
Aristocrat Leisure Ltd.	5,096	66,032
Compass Group PLC	4,345	67,695
Sushiro Global Holdings Ltd.	3,200	46,912

		180,639

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.9%
Moneysupermarket.com Group PLC	13,190	$49,015

Leisure Products – 1.3%
Bandai Namco Holdings, Inc.	1,400	67,904

Specialty Retail – 0.6%
Hikari Tsushin, Inc.	200	33,467

Textiles, Apparel & Luxury Goods – 1.2%
adidas AG	294	65,276

		396,301

Communication Services – 7.3%
Diversified Telecommunication Services – 3.5%
HKT Trust & HKT Ltd. - Class SS	50,000	68,002
Nippon Telegraph & Telephone Corp.	4,000	95,667
TELUS Corp.	1,582	25,012

		188,681

Entertainment – 0.4%
Daiichikosho Co., Ltd.	800	21,410

Interactive Media & Services – 2.2%
Auto Trader Group PLC	13,840	74,788
Kakaku.com, Inc.	2,400	43,895

		118,683

Media – 1.2%
Cogeco Communications, Inc.	607	41,178
Informa PLC	4,670	25,436

		66,614

		395,388

Real Estate – 5.2%
Equity Real Estate Investment Trusts (REITs) – 3.9%
Merlin Properties Socimi SA	5,581	42,118
Nippon Building Fund, Inc.	13	87,450
Nippon Prologis REIT, Inc.(b)	31	77,999

		207,567

Real Estate Management & Development – 1.3%
Vonovia SE	1,433	71,283

		278,850

Utilities – 4.5%
Electric Utilities – 3.2%
EDP - Energias de Portugal SA	20,602	82,890
Enel SpA	13,360	92,155

		175,045

Gas Utilities – 1.3%
Tokyo Gas Co., Ltd.	2,900	68,334

		243,379

Company	Shares	U.S. $ Value

Energy – 1.4%
Oil, Gas & Consumable Fuels – 1.4%
Royal Dutch Shell PLC - Class B	4,363	$73,185

Total Common Stocks (cost $5,145,448)		4,804,043

INVESTMENT COMPANIES – 4.0%
Funds and Investment Trusts – 4.0%
iShares MSCI EAFE ETF(c) (cost $203,307)	4,070	217,582

SHORT-TERM INVESTMENTS – 5.3%
Investment Companies – 5.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $282,763)	282,763	282,763

Total Investments – 98.4% (cost $5,631,518)(f)		5,304,388
Other assets less liabilities – 1.6%		88,419

Net Assets – 100.0%		$5,392,807

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	110	USD	66	06/15/2020	$(1,724)
Brown Brothers Harriman & Co.	CAD	408	USD	297	06/15/2020	6,415
Brown Brothers Harriman & Co.	CAD	30	USD	21	06/15/2020	(707)
Brown Brothers Harriman & Co.	CHF	23	USD	24	06/15/2020	225
Brown Brothers Harriman & Co.	CHF	12	USD	12	06/15/2020	(200)
Brown Brothers Harriman & Co.	EUR	11	USD	12	06/15/2020	101
Brown Brothers Harriman & Co.	EUR	96	USD	105	06/15/2020	(886)
Brown Brothers Harriman & Co.	GBP	12	USD	15	06/15/2020	560
Brown Brothers Harriman & Co.	GBP	52	USD	64	06/15/2020	(1,003)
Brown Brothers Harriman & Co.	HKD	514	USD	66	06/15/2020	(149)
Brown Brothers Harriman & Co.	ILS	613	USD	168	06/15/2020	(5,245)
Brown Brothers Harriman & Co.	JPY	3,544	USD	33	06/15/2020	161
Brown Brothers Harriman & Co.	JPY	12,733	USD	117	06/15/2020	(1,397)
Brown Brothers Harriman & Co.	NOK	556	USD	60	06/15/2020	6,761

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	SEK	217	USD	22	06/15/2020	$(301)
Brown Brothers Harriman & Co.	SGD	165	USD	117	06/15/2020	1,252
Brown Brothers Harriman & Co.	SGD	45	USD	31	06/15/2020	(704)
Brown Brothers Harriman & Co.	USD	46	AUD	76	06/15/2020	614
Brown Brothers Harriman & Co.	USD	191	AUD	295	06/15/2020	(9,820)
Brown Brothers Harriman & Co.	USD	57	CAD	81	06/15/2020	1,010
Brown Brothers Harriman & Co.	USD	26	CAD	36	06/15/2020	(215)
Brown Brothers Harriman & Co.	USD	37	CHF	35	06/15/2020	(278)
Brown Brothers Harriman & Co.	USD	127	EUR	116	06/15/2020	1,492
Brown Brothers Harriman & Co.	USD	316	EUR	282	06/15/2020	(4,610)
Brown Brothers Harriman & Co.	USD	19	GBP	16	06/15/2020	1,065
Brown Brothers Harriman & Co.	USD	16	GBP	12	06/15/2020	(682)
Brown Brothers Harriman & Co.	USD	66	HKD	514	06/15/2020	123
Brown Brothers Harriman & Co.	USD	270	JPY	29,346	06/15/2020	4,064
Brown Brothers Harriman & Co.	USD	202	JPY	21,082	06/15/2020	(5,555)
Brown Brothers Harriman & Co.	USD	10	NOK	107	06/15/2020	136
Brown Brothers Harriman & Co.	USD	10	NOK	98	06/15/2020	(763)
Brown Brothers Harriman & Co.	USD	65	SEK	632	06/15/2020	(1,495)
Brown Brothers Harriman & Co.	USD	35	SGD	50	06/15/2020	373
Morgan Stanley Capital Services LLC	KRW	45,371	USD	38	05/14/2020	1,015
Standard Chartered Bank	KRW	14,332	USD	12	05/14/2020	114
Standard Chartered Bank	USD	9	KRW	11,787	05/14/2020	219
Standard Chartered Bank	USD	9	KRW	10,470	05/14/2020	(80)

						$(10,114)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $185,437 or 3.4% of net assets.

(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $307,311 and gross unrealized depreciation of investments was $(644,555), resulting in net unrealized depreciation of $(337,244).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

March 31, 2020 (unaudited)

19.4%	Japan
16.6%	United Kingdom
11.0%	Switzerland
5.9%	United States
5.5%	Netherlands
4.9%	Germany
4.6%	Canada
4.3%	Israel
3.4%	Singapore
2.8%	France
2.2%	Hong Kong
2.1%	Spain
1.7%	Italy
10.3%	Other
5.3%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following: Australia, Belgium, Denmark, Finland, Norway, Portugal, South Korea and Sweden.

AB Cap Fund, Inc.

AB FlexFee International Strategic Core Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$58,844	$775,999		$-0-	$834,843
Information Technology	194,560	513,323		-0-	707,883
Industrials	123,235	581,842		-0-	705,077
Consumer Staples	92,732	519,080		-0-	611,812
Health Care	-0-	557,325		-0-	557,325
Consumer Discretionary	-0-	396,301		-0-	396,301
Communication Services	66,190	329,198		-0-	395,388
Real Estate	-0-	278,850		-0-	278,850
Utilities	-0-	243,379		-0-	243,379
Energy	-0-	73,185		-0-	73,185
Investment Companies	217,582	-0-		-0-	217,582
Short-Term Investments:
Investment Companies	282,763	-0-		-0-	282,763

Total Investments in Securities	1,035,906	4,268,482	†	-0-	5,304,388
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	25,700		-0-	25,700
Liabilities
Forward Currency Exchange Contracts	-0-	(35,814)		-0-	(35,814)

Total	$1,035,906	$4,258,368		$-0-	$5,294,274

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$114	$904	$735	$283	$0	**
Government Money Market Portfolio*	-0-	26	26	-0-	0	**
Total				$283	$0	**

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.